J.P. MORGAN FUNDS

JPMorgan Income Builder Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 4, 2013

to the Prospectus dated February 29, 2012

Effective immediately, the portfolio managers’ information for the JPMorgan Income Builder Fund (the “Fund”) Prospectus in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey A. Geller	2007	Managing Director
Patrik Jakobson	2007	Managing Director
Anne Lester	2009	Managing Director
Michael Schoenhaut	2007	Managing Director

In addition, the first and second paragraphs in the section titled “The Fund’s Management and Administration—The Portfolio Managers” are hereby deleted in its entirety and replaced by the following:

The Portfolio Managers

The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG). The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Fund. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Fund within the parameters established by the lead portfolio managers.

Jeffrey A. Geller, Managing Director, Patrik Jakobson, Managing Director, Anne Lester, Managing Director, and Michael Schoenhaut, Managing Director and CFA charterholder, serve as portfolio managers for the Fund. As CIO of the U.S. GMAG, Mr. Geller has investment oversight responsibility for all accounts managed by the group. In addition, he has direct portfolio management responsibilities for GMAG’s less constrained mandates as well as those with large alternatives allocations. Mr. Geller joined JPMIM in 2006, and has been a portfolio manager of the Fund since its inception. Mr. Jakobson is responsible for managing global tactical allocation and Outsourced CIO portfolios for institutional clients. An employee of JPMIM since 1987 and a portfolio manager of the Fund since its inception, Mr. Jakobson has also served as portfolio manager for the firm’s global tactical asset allocation, risk based and balanced portfolios since 1995, and is responsible for several of the team’s strategic partnership relationships. Ms. Lester, Global Head of Product and Business Management for GMAG, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Fund since December 2009. She plays a key role in defined contribution asset allocation strategies in addition to her responsibilities for the Fund. Mr. Schoenhaut is head of portfolio construction for GMAG in the U.S. He is a member of the Investment Committee of the U.S. GMAG and focuses on portfolio construction, manager analysis and tactical asset allocation. An employee since 1997 and a portfolio manager of the Fund since its inception, he is also a senior portfolio manager for target date, income and balanced strategies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IB-213

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 4, 2013

to the Prospectuses dated February 29, 2012

Effective immediately, the portfolio managers’ information for the JPMorgan Global Allocation Fund (the “Fund”) Prospectuses in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey Geller	2011	Managing Director
Talib Sheikh	2011	Managing Director
James Elliot	2011	Managing Director
Michael Schoenhaut	2011	Managing Director
Anne Lester	2011	Managing Director

In addition, the second paragraph in the section titled “The Fund’s Management and Administration—The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The Portfolio Managers

The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Fund are Jeffery A. Geller, Managing Director, Talib Sheikh, Managing Director and CFA charterholder, James Elliott, Managing Director, Michael Schoenhaut, Managing Director and CFA charterholder, and Anne Lester, Managing Director. As CIO of the U.S. GMAG, Mr. Geller has investment oversight responsibility for all accounts managed by the group. In addition, he has direct portfolio management responsibilities for GMAG’s less constrained mandates as well as those with large alternatives allocations. Mr. Geller joined JPMIM in 2006 and has been a portfolio manager of the Fund since its inception. Mr. Sheikh is a portfolio manager in GMAG, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998 and a portfolio manager of the Fund since its inception, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Elliott is a portfolio manager in GMAG, with responsibility for the management of total return portfolios. Mr. Elliot joined JPMIM in 1995 and became a co-head of the European Equity Team and head of retail equity funds in 2002. Mr. Elliot was the chief investment officer for Japan Portfolio Group in Tokyo. Mr. Elliott has been a portfolio manager of the Fund since its inception. Mr. Schoenhaut is head of portfolio construction for GMAG in the U.S. He is a member of the Investment Committee of the U.S. GMAG and focuses on portfolio construction, manager analysis and tactical asset allocation. An employee since 1997 and a portfolio manager of the Fund since its inception, he is also a senior portfolio manager for target date, income and balanced strategies. Ms. Lester, Global Head of Product and Business Management for GMAG, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Fund since its inception. She plays a key role in defined contribution asset allocation strategies in addition to her responsibilities for the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GLOBALAL-213

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Strategic Preservation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 4, 2013

to the Prospectuses dated February 29, 2012

Effective immediately, the portfolio managers’ information for the JPMorgan Strategic Preservation Fund (the “Fund”) Prospectuses in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Talib Sheikh	2007	Managing Director

In addition, the second paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The Portfolio Manager

The portfolio management team is led by Talib Sheikh. Mr. Sheikh, Managing Director of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STRAT-213

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 4, 2013

to the Statement of Additional Information

dated February 29, 2012

Effective immediately, the portfolio managers’ information for the JPMorgan Global Allocation Fund (the “Fund”) Statement of Additional Information in the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio managers as of October 31, 2011:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey Geller	12	$7,358,072	0	$0	0	$0
Talib Sheikh	1	56,595	9	2,429,712	1	102,389
James Elliot	0	0	0	0	0	0
Michael Schoenhaut	12	8,029,360	3	696,037	0	0
Anne Lester	12	8,056,450	21	6,128,313	13	790,180

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2011:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey Geller	0	$0	0	$0	1	$196,952
Talib Sheikh	0	0	5	19,312,651	1	514,264
James Elliot	0	0	0	0	0	0
Michael Schoenhaut	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0

SUP-SAI-GLOBAL-213

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio managers as of October 31, 2011.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Allocation Fund
Jeffrey Geller	X
Talib Sheikh	X
James Elliot	X
Michael Schoenhaut	X
Anne Lester	X

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Strategic Preservation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 4, 2013

to the Statement of Additional Information

dated February 29, 2012

Effective immediately, the portfolio managers’ information for the JPMorgan Strategic Preservation Fund (the “Fund”) Statement of Additional Information in the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio manager as of October 31, 2011:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Strategic Preservation Fund
Talib Sheikh	1	$18,000	9	$2,429,712	1	$102,389

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2011:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Strategic Preservation Fund
Talib Sheikh	0	$0	5	$1,931,651	1	$514,264

Portfolio Manager — Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio manager as of October 31, 2011.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Strategic Preservation Fund
Talib Sheikh	X

For a more complete discussion of the portfolio manager’s compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-STRAT-213

JPMorgan Income Builder Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 4, 2013

to the Statement of Additional Information dated February 29, 2012

Effective immediately, the portfolio managers’ information for the JPMorgan Income Builder Fund (the “Fund”) Statement of Additional Information in the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2011:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Income Builder Fund
Jeffrey A. Geller	12	$5,250,407	0	$0	0	$0
Patrik Jakobson	12	7,752,925	2	937,834	10	3,337,257
Anne Lester	13	5,948,786	21	6,182,313	13	790,180
Michael Schoenhaut	12	5,921,695	3	696,037	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2011:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Income Builder Fund
Jeffrey A. Geller	0	$0	0	$0	1	$196,952
Patrik Jakobson	0	0	0	0	3	1,780,086
Anne Lester	0	0	0	0	0	0
Michael Schoenhaut	0	0	0	0	0	0

SUP-SAI-IB-213

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of October 31, 2011.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1— $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Income Builder Fund
Jeffrey A. Geller	X
Patrik Jakobson	X
Anne Lester					X
Michael Schoenhaut			X

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE